SIGNIFICANT ACCOUNTING POLICIES - Stock-Based Compensation (Details)	12 Months Ended
Dec. 31, 2021
RSUs | Minimum
Stock-Based Compensation
Vesting period	1 year
RSUs | Maximum
Stock-Based Compensation
Vesting period	4 years
Stock options | Minimum
Stock-Based Compensation
Vesting period	1 year
Stock options | Maximum
Stock-Based Compensation
Vesting period	4 years